Commitments and Contingencies (Details) $ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)
Commitments and Contingencies (Details) [Line Items]
Reservations					14,000
Accrued contingent liabilities				$ 18.9	$ 16.9
Taxes related to the lease				$ 6.4
Legal claims in cash		$ 1.8
Settlement payment		1.2
Initial settlement payment		1.8
Relieved liability		$ 1.2
Other legal matters description				The Company failed to make the $3.4 million and interest payments in October 2022. On October 26, 2022, the plaintiff filed a motion to enforce the settlement agreement in the Superior Court of the State of California for the County of Santa Clara, seeking no material additional damages. On December 22, 2022, the court granted the plaintiff’s motion to enforce the settlement. As of December 31, 2022, the balance of $3.4 million was included in Accrued expense and other current liabilities on the Consolidated Balance Sheet. On January 3, 2023, the plaintiff served the parties notice of entry of the order. On January 19, 2023, the court issued judgment in the amount of approximately $3.5 million and a writ of execution. On February 9, 2023, the Company paid $3.6 million consisting of payment in full for the outstanding judgment and accrued interest. Additionally, the Company made a payment of approximately $0.2 million on behalf of an indemnified co-defendant in connection with money seized from such indemnified co-defendant’s bank account.
Reservation received for vehicle				14,000
Unpaid interest				14,000
Business combination description				In conjunction with the closing of the Business Combination, the Company paid $139.6 million in cash and committed to issue 24,464,994 shares of Class A Common Stock at a value of $10.00 per share to settle liabilities of the Company and to compensate current and former employees, including: (i) notes payable principal amounts of $85.2 million and accrued interest of $7.4 million; (ii) related party notes payable principal amounts of $91.4 million and accrued interest of $13.6 million; (iii) interests in the Vendor Trust of $124.7 million, including payables of $103.0 million and purchase orders in the amount of $8.4 million related to goods and services yet to be received, and accrued interest thereon of $13.3 million; (iv) $19.8 million of amounts due to vendors; and (v) $9.6 million to current and former employees as a bonus. In addition, the Company issued 1,350,970 restricted stock awards, net of forfeitures, to current employees as a bonus (see Note 15, Stock-Based Compensation).
Invested amount			$ 25.0
Hosting fees			47.0
Hosting fees agreement amount			$ 5.3
Unconditional contractual obligation description				As of December 31, 2022, we estimate FFIE’s total unconditional contractual commitments, including purchases of inventory, tooling, machinery and equipment as well as items to be used in research and development activities; lease minimum payments and other contractual commitments, totaling $383.6 million, which included $282.3 million for the year ended December 31, 2023, $33.8 million for the two years ended December 31, 2025, $21.6 million for the two years ended December 31, 2027 and $45.9 million thereafter.
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Additional cash	$ 3.4
Interest percentage	5.00%
Forecast [Member]
Commitments and Contingencies (Details) [Line Items]
Unconditional contractual obligations amount						$ 282.3
Open purchase orders						$ 243.8
Vendor Trust [Member]
Commitments and Contingencies (Details) [Line Items]
Business combination description				In exchange for contributing accounts receivable to the Vendor Trust, the participating vendors were required to refrain from bringing legal claims regarding any overdue payment and forbear from exercising remedies on any payables tendered to and accepted by the Vendor Trust. FF’s suppliers and contractors holding aggregate past due payables of approximately $116.1 million contributed payables to the Vendor Trust in exchange for interests in the Vendor Trust. Certain FF suppliers and contractors also ultimately received interests in the Vendor Trust related to approximately $8.4 million of purchase orders for goods and services to be provided in the future. During September and October 2020, FF paid an aggregate of $4.5 million to the Vendor Trust, thus reducing the aggregate past due principal payables and purchase orders held by the Vendor Trust to approximately $136.6 million. In the fourth quarter of 2020, the Vendor Trust agreed to amend the agreement governing the satisfaction of interests in the Vendor Trust to permit the conversion of the interests in the Vendor Trust to equity interests in PSAC in connection with the Business Combination. In June 2021, FF and the Vendor Trust further agreed to allow the holders of interests in the Vendor Trust to elect to receive up to $10.0 million in cash in the aggregate upon closing of the Business Combination, which would reduce on a dollar-for-dollar basis the number of equity interests to be issued to such holders in satisfaction of their interests in the Vendor Trust. Fifty-three (53) of the holders of interests in the Vendor Trust elected to participate in the $10.0 million cash distribution at the closing of the Business Combination, and the remaining interests in the Vendor Trust were settled through the conversion of interests into Class A Common Stock and payment of cash at the closing of the Business Combination.
Chief Executive Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Annual base salary reduction				25.00%
Chief Product And User Ecosystem Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Annual base salary reduction				25.00%